Document and Entity Information Document	Oct. 25, 2019
Document And Entity Information [Abstract]
Amendment Flag	false
Document Type	8-K
Written Communications	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Entity Address, Address Line One	8111 Westchester Drive, Suite 400
Entity Incorporation, State or Country Code	DE
Document Period End Date	Oct. 25, 2019
Entity File Number	001-35653
Entity Tax Identification Number	30-0740483
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
Trading Symbol	SUN
Security Exchange Name	NYSE
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	SUNOCO LP
City Area Code	214
Local Phone Number	981-0700
Entity Central Index Key	0001552275